(Loss) earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
(Loss) earnings per Share [Abstract]
(Loss) earnings per Share

12. Earnings (loss) per share

Basic earnings (loss) per share are computed on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is computed on the basis of the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the if-converted method for the convertible notes and preferred stock and the treasury stock method for warrants and options. The following table sets forth the computation of basic and diluted net loss per share:

	For The Three Months Ended
	March 31,
	2014	2013

Net income (loss) available for common shareholders - basic	$98,976	$(371,108)
Interest expense on convertible notes	13,125	12,540
Net income (loss) available for common shareholders - diluted	$112,101	$(358,568)

Weighted average outstanding shares of common stock - basic	73,127,686	60,195,591
Dilutive shares:
Conversion of convertible notes payable	4,517,283	-

Weighted average outstanding shares of common stock - diluted	77,644,969	60,195,591

Earnings (loss) per share - basic	$0.0014	$(0.0062)

Earnings (loss) per share - diluted	$0.0014	$(0.0062)

Since the company is suffering losses, the dilutive loss per share is equal to the basic loss per share for the three months ended March 31, 2013, because the convertible notes are anti-dilutive.

11. (Loss) earnings per Share

Basic (loss) earnings per share is computed on the basis of the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is computed on the basis of the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the if-converted method for the convertible notes and preferred stock and the treasury stock method for warrants and options.

The following table sets forth the computation of basic and diluted net loss per share:

	For The Years Ended
	December 31,
	2013	2012
Net income (loss) available for common shareholders - basic
	$(504,848)	$(434,769)
Interest expense on convertible notes	42,025	122,268
Net income (loss) available for common shareholders - diluted
	$(462,823)	$(312,501)
Weighted average outstanding shares of common stock - basic
	68,606,084	60,000,000
Effect of dilutive securities - convertible notes
	-	-
Weighted average outstanding shares of common stock -diluted
	68,606,084	60,000,000
Profit (loss) per share - basic	$(0.01)	$(0.01)
Profit (loss) per share - diluted	$(0.01)	$(0.01)

For the fiscal years ended December 31, 2013 and 2012, there are 0 potentially dilutive common shares because the Company recorded net losses in 2013 and 2012.